Transactions and Balances with Related Parties (Details) - Schedule of Balances with SUN Corporation - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Balances with SUN Corporation [Abstract]
Trade Receivables	$ 125	$ 345